Share Capital and Share Premium (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	4 Months Ended	7 Months Ended	11 Months Ended			12 Months Ended
	Jan. 29, 2021	Feb. 17, 2021	Jun. 29, 2021	Aug. 03, 2023	Nov. 26, 2025	Nov. 25, 2025	Dec. 10, 2020	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Voting Rights								Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share
Number of shares issued								1,000,000
Issued capital								$ 86,000		$ 82,000
Share premium								$ 285,742,000		$ 284,406,000	$ 284,406,000
Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share	$ 0.004	$ 0.004	$ 0.004				$ 0.004
Increase (decrease) in number of shares outstanding	2,155,000	3,850,000	8,900,000				1,256,765
Globus Maritime Limited 2024 Equity Incentive Plan [Member] | Maximum
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding								2,000,000
Globus Maritime Limited 2024 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued								1,000,000
Number of share options outstanding in share-based payment arrangement								1,000,000
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid								21,582,301			20,582,301
Number of shares issued										0
Par value per share								$ 0.004		$ 0.004	$ 0.004
Common Shares [member] | Goldenmare Limited [member]
Disclosure of classes of share capital [line items]
Key management personnel compensation, share-based payment						$ 500,000
Number of shares issued						1,000,000
Registration Rights Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued					1,000,000
Exercise price, share options granted					$ 1.34
Fair value, share options granted					$ 1,340,000
Par value per share								0.004
Issued capital					4,000
Share premium					$ 1,336,000
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Par value per share								$ 0.001		$ 0.001	$ 0.001
Number of shares outstanding								0		0	0
Series B Preferred Shares [member]
Disclosure of classes of share capital [line items]
Par value per share								$ 0.001		$ 0.001	$ 0.001
Series B Preferred Shares [member] | Goldenmare Limited [member]
Disclosure of classes of share capital [line items]
Voting Rights								Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.
Shareholders Right Agreement [Member]
Disclosure of classes of share capital [line items]
Exercise price, share options granted				$ 5.00
[custom:ExpirationDateOfAgreement]				Aug. 03, 2026
PP Warrants [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding									1,291,833
Increase Decrease In Number Of Ordinary Shares Issued Through Exercise Of Warrants Equity									1,291,833
Purchase price of outstanding warrants									$ 18			$ 30
Number Of Warrants Outstanding								833,333		1,291,833
Number Of Shares Called By Warrants								833,333		1,291,833
December Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Shares Called By Warrants								1,270,587		1,270,587
December Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Number Of Shares Called By Warrants							1,270,587
Exercise price of outstanding share options	$ 6.25						$ 8.50
January 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Outstanding								1,950,000		1,950,000
January 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share	$ 0.004
Number Of Shares Called By Warrants	1,950,000
Exercise price of outstanding share options	$ 6.25
February 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Outstanding								4,800,000		4,800,000
February 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share		$ 0.004
Number Of Shares Called By Warrants		4,800,000
Exercise price of outstanding share options		$ 6.25
June 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Outstanding								10,000,000		10,000,000
June 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share			$ 0.004
Number Of Shares Called By Warrants			10,000,000
Exercise price of outstanding share options			$ 5.00